Property, Plants and Equipment, Net (Details) - Schedule of property, plants and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost	$ 188,699	$ 148,387
Accumulated depreciation:
Accumulated depreciation	129,523	105,328
Depreciated cost of property, plant and equipment	59,176	43,059
Computers, software, furniture and equipment [Member]
Cost:
Cost	139,840	110,955
Accumulated depreciation:
Accumulated depreciation	103,833	86,802
Motor vehicles [Member]
Cost:
Cost	8,623	5,022
Accumulated depreciation:
Accumulated depreciation	3,875	2,271
Buildings [Member]
Cost:
Cost	975	975
Accumulated depreciation:
Accumulated depreciation	112	87
Leasehold improvements [Member]
Cost:
Cost	39,261	31,435
Accumulated depreciation:
Accumulated depreciation	$ 21,703	$ 16,168